Principal activities and organization (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	¥ 698,234		¥ 628,958		$ 95,658
Total liabilities	384,937		332,578		52,736
Total net revenues	1,158,819	$ 158,758	1,084,662	¥ 1,046,236
Net income	44,660	6,118	23,257	9,691
Net cash provided by operating activities	58,095	7,959	59,521	57,819
Net cash provided by/(used in) investing activities	(871)	(119)	(59,543)	(54,026)
Net cash used in financing activities	(21,004)	(2,877)	(5,808)	1,180
Net increase/(decrease) in cash, cash equivalents, and restricted cash	36,318	4,976	(5,705)	8,463
Cash, cash equivalents, and restricted cash at beginning of year	79,398	10,877	85,115	76,693
Cash, cash equivalents, and restricted cash at end of year	115,716	$ 15,853	79,398	85,115
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	312,813		295,766	273,533	$ 42,856	¥ 245,572
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets	85,451		81,301
Total liabilities	71,509		74,855
Total net revenues	166,067		145,795	134,516
Net income	6,263		2,503	1,137
Net cash provided by operating activities	10,968		3,291	5,434
Net cash provided by/(used in) investing activities	(3,482)		3,324	(4,498)
Net cash used in financing activities	(9,782)		(900)	(1,306)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(2,296)		5,715	(370)
Cash, cash equivalents, and restricted cash at beginning of year	10,905		5,190	5,560
Cash, cash equivalents, and restricted cash at end of year	8,609		10,905	5,190
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs	5,325
Total shareholders' equity(deficit) of the Group's VIEs and VIEs' subsidiaries	13,942		6,446
VIEs and their subsidiaries | JD Variable Interest Entity with the intra-company balances and transactions within the Group eliminated
VIEs and VIEs' subsidiaries
Total assets	83,392		78,316
Total liabilities	42,197		40,607
Total net revenues	¥ 101,218		¥ 85,140	¥ 72,666